LEASES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
2023	$ 270,685		$ 362,284
2024	332,345		332,345
2025	328,359		328,359
2026	303,923		303,923
2027	215,819		215,819
Thereafter	0		0
Total	1,451,131		1,542,730
Less: interest	(206,792)		(230,949)
Present value of lease liabilities	1,244,339		1,311,781
Less: Current portion	(269,735)		(272,575)
Lease liability, net of current portion	$ 974,604	$ 974,604	$ 1,039,207	$ 5,353